Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2018
Subsidiaries
Schedule of subsidiaries

The subsidiaries of Midatech Pharma plc, all of which are 100% owned, either directly or through subsidiaries where indicated, and have been included in this financial information in accordance with the details set out in the basis of preparation and basis of consolidation note 1, are as follows:

	Registered	Nature of
Name	Office	Business	Notes

Midatech Limited	Oddfellows House, 19 Newport Road, Cardiff, CF24 0AA	Trading company
Midatech Pharma (España) SL	Parque Tecnológico de Vizcaya, Edificio 800 Planta 2, Derio, 48160, Vizcaya, Spain	Trading company	(a)
PharMida AG	c/o Kellerhals, Hirschgässlein 11, 4051 Basel, Switzerland	Dormant	(a) (b)
Midatech Pharma (Wales) Limited	Oddfellows House, 19 Newport Road, Cardiff, CF24 0AA	Trading company
Midatech Pharma PTY	c/o Griffith Hack Consulting, 300 Queen Street, Brisbane, QLD 4000, Australia	Trading company	(c)

Notes:

(a)	Wholly owned subsidiary of Midatech Limited
(b)	PharMida AG became dormant in January 2016.
(c)	Midatech Pharma PTY was incorporated on 16 February 2015.